Label	Element	Value
Class A | U.S. Treasury Debt [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	101.30%
Class A | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.30%)